COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.COMMITMENTS AND CONTINGENCIES

Interest Rate Lock Commitments

The Company entered into interest rate lock commitments with prospective borrowers whereby the Company commits to lend a certain loan amount under specific terms and interest rate to the borrower. These commitments are treated as derivatives and are carried at fair value. See “Note 5 — Derivative Instruments” for more information.

Purchase Commitments

As of December 31, 2020, the Company was in contract to purchase 1,742 homes for an aggregate purchase price of $466.4 million.

Lease Commitments

The Company has entered into various non-cancelable operating lease agreements for certain of its office space. See “Note 10 — Leases” for further discussion.

Legal Matters

From time to time, the Company may be subject to potential liability relating to the ownership and operations of the Company’s properties. Accruals are recorded when the outcome is probable and can be reasonably estimated.

There are various claims and lawsuits arising in the normal course of business pending against the Company, some of which seek damages and other relief which, if granted, may require future cash expenditures. In addition, from time to time the Company receives inquiries and audit requests from various government agencies and fully cooperates with these requests. The Company does not believe that it is reasonably possible that the resolution of these matters would result in any liability that would materially affect the Company’s consolidated results of operations or financial condition except as noted below.

On December 23, 2020, the Federal Trade Commission (“FTC”) notified the Company that they intend to recommend that the agency pursue an enforcement action against the Company and certain of its officers, if the Company is unable to reach a negotiated settlement acceptable to all parties. This notice is related to an initial FTC civil investigative demand sent to the Company in August 2019 seeking documents and information relating primarily to statements in Opendoor’s advertising and website comparing selling homes to Opendoor with selling homes in a traditional manner using an agent and relating to statements that Opendoor’s offers reflect or are based on market prices. The Company is engaged in settlement negotiations with the FTC and has accrued an immaterial amount for this matter. Any settlement could result in material monetary remedies and/or compliance requirements that could have a materially adverse impact on its financial results. The Company cannot make an estimate of the possible loss or range of loss incremental to the amount accrued, if any, resulting from negotiations with the FTC at this time.